RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restrictions on Dividends, Loans and Advances [Abstract]
Amount Available for Dividend Distribution without Prior Approval from Regulatory Agency	$ 15.2	$ 15.1
Equity Restrictions	$ 145.3	$ 140.3